Property, Plant and Equipment	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment

	2016	2015

Buildings	$13,108,283	$13,480,382
Machinery	57,207,298	53,540,780
Vehicles	329,540	1,911,054
Plant and equipment	4,454,496	13,409,412
Software	83,221	97,151
Construction in progress	484,552	4,000,155
	75,667,390	86,438,934
Less: Accumulated depreciation	(24,602,825)	(21,178,480)

Property, plant and equipment, net	$51,064,565	$65,260,454

Borrowing costs capitalized during the years ended June 30, 2016, 2015 and 2014 were nil, nil and $824,669 respectively.

Buildings with net book value of approximately $258,922, $379,902 and $313,286 were used as collateral of short term bank borrowings for the years ended June 30, 2016, 2015 and 2014, respectively.

The depreciation expenses for the years ended June 30, 2016, 2015 and 2014 were $5,883,313, $6,452,324 and $4,816,403, respectively.

The impairment losses recognized on plant and equipment which were no more use for future production for the years ended June 30, 2016, 2015 and 2014 were $2,599,980, $nil and $nil, respectively.